Details of Significant Accounts (Details) - Schedule of Notes and Accounts Receivable - TWD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Schedule of Notes and Accounts Receivable [Abstract]
Accounts receivable	$ 4,722	$ 5,530	$ 4,203
Less: Allowance for uncollectible accounts	(8)	(8)	(9)	$ (276)
Accounts receivable, net	$ 4,714	$ 5,522	$ 4,194